Cash and cash equivalents Cash and cash equivalents	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]	Cash and cash equivalentsAt December 31, 2019, cash and cash equivalents included $10.1 million of short-term deposits with original maturities of less than three months. There were no such short-term deposits at September 30, 2020.